Share-based payments - Share-based Compensation Cost Recognized in Net Income (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EDIP and ELTIP
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost recognized in net income	$ 19,676	$ 16,215	$ 14,539